VESSELS UNDER CONSTRUCTION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance Beginning	$ 7,055	$ 32,253
Advance payments in cash		82,950
Progress payment payable for vessels under construction		7,400
Capitalized expenses	185	7,887
Impairment loss		(5,530)
Transfer to vessels' cost		(117,905)
Disposals - Discontinued operations	(7,240)
Balance Ending	0	7,055
Kamsarmax Vessels [Member]
Balance Beginning	0	6,229
Advance payments in cash		35,000
Progress payment payable for vessels under construction		0
Capitalized expenses	0	3,609
Impairment loss		0
Transfer to vessels' cost		(44,838)
Disposals - Discontinued operations	0
Balance Ending	0	0
Post Panamax Vessel [Member]
Balance Beginning	0	7,798
Advance payments in cash		28,600
Progress payment payable for vessels under construction		0
Capitalized expenses	0	2,310
Impairment loss		0
Transfer to vessels' cost		(38,708)
Disposals - Discontinued operations	0
Balance Ending	0	0
Handysize Vessels [Member]
Balance Beginning	7,055	18,226
Advance payments in cash		19,350
Progress payment payable for vessels under construction		7,400
Capitalized expenses	185	1,968
Impairment loss		(5,530)
Transfer to vessels' cost		(34,359)
Disposals - Discontinued operations	(7,240)
Balance Ending	$ 0	$ 7,055